Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 7,862	¥ 14,328	¥ 7,296
Upward adjustments	¥ 633	¥ 826	¥ 825